Categories of Financial Instruments - Financial Assets by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 1,454,978	₩ 1,882,291	₩ 872,731	₩ 1,369,653
Financial instruments	295,309	237,605
Long-term investment securities	1,679,384	1,410,736
Accounts receivable – trade	1,990,849	1,984,772
Loans and other receivables	1,055,102	1,241,672
Derivative financial assets	148,534	321,160
Assets	6,624,156	7,078,236
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	313,340	245,982
Financial instruments	62,364	148,365
Long-term investment securities	280,650	221,139
Loans and other receivables	273,945	332,669
Derivative financial assets	32,324	54,009
Assets	962,623	1,002,164
Derivatives hedging instrument [member]
Disclosure of financial assets [line items]
Derivative financial assets	116,210	267,151
Assets	116,210	267,151
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	1,398,734	1,189,597
Assets	1,398,734	1,189,597
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,141,638	1,636,309
Financial instruments	232,945	89,240
Accounts receivable – trade	1,990,849	1,984,772
Loans and other receivables	781,157	909,003
Assets	₩ 4,146,589	₩ 4,619,324